Statement of Compliance, Accounting Policies and Comparative Numbers (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies Accounting Changes And Comparative Numbers [Abstract]
Useful lives for various asset classes
Buildings	15 - 20 years;
Production machinery and equipment	5 - 7 years;
Other assets	3 - 5 years.